Use of Judgements and Estimates - Additional Information (Detail)		12 Months Ended
	Aug. 03, 2018	Dec. 31, 2019
Judgements and Estimates [Line Items]
Planned output capacity		80.00%
Solaris Resources Inc [member]
Judgements and Estimates [Line Items]
Ownership interest in subsidiary	60.00%	30.00%